Offerings	Sep. 16, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase shares of common stock
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | shares	0
Maximum Aggregate Offering Price | $	$ 0
Amount of Registration Fee | $	$ 0
Offering Note

Footnotes:

(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement shall also cover any additional shares of Registrant’s common stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s common stock, as applicable.

(2)
Estimated in accordance with Rules 457(c) solely for the purpose of calculating the registration fee on the basis of $2.00 per share, the closing price of the Registrant’s common stock on September 11, 2025, as reported on the Nasdaq Capital Market.

(3)
In accordance with Rule 457(g) under the Securities Act, because the shares of the common stock underlying the warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.

(4)
Represents the adjusted exercise price pursuant to the antidilution provisions of the respective warrants.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock issuable upon exercise of the Class I Common Stock Warrants
Amount Registered | shares	13,065,000
Proposed Maximum Offering Price per Unit | shares	2
Maximum Aggregate Offering Price | $	$ 26,130,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 4,000.5
Offering Note

Footnotes:

(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement shall also cover any additional shares of Registrant’s common stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s common stock, as applicable.

(2)
Estimated in accordance with Rules 457(c) solely for the purpose of calculating the registration fee on the basis of $2.00 per share, the closing price of the Registrant’s common stock on September 11, 2025, as reported on the Nasdaq Capital Market.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock issuable upon exercise of the Class C Common Stock Warrants (Commission File No. 333-268576; included herein under Rule 429)
Amount Registered | shares	162
Proposed Maximum Offering Price per Unit | shares	2.2
Maximum Aggregate Offering Price | $	$ 356.4
Amount of Registration Fee | $	$ 0
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock issuable upon exercise of the Class D Common Stock Warrants (Commission File No. 333-276232; included herein under Rule 429)
Amount Registered | shares	1,687
Proposed Maximum Offering Price per Unit | shares	2.2
Maximum Aggregate Offering Price | $	$ 1,511.4
Amount of Registration Fee | $	$ 0
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock issuable
Amount Registered | shares	333,334
Proposed Maximum Offering Price per Unit | shares	2.2
Maximum Aggregate Offering Price | $	$ 733,334.8
Amount of Registration Fee | $	$ 0